UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment |_|; Amendment Number: _____
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:                  Northwest Investment Counselors LLC

   Address:               340 Oswego Pte Drive, Ste 104
                          Lake Oswego, OR 97034

   Form 13F File Number:  028-13022

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  Matthew J.N. Roehr

   Title:                 Chief Compliance Officer

   Phone:                 971.404.0184

   Signature, Place, and Date of Signing:

     /s/ Matthew J.N. Roehr      Lake Oswego, OR             10/26/2011
     ----------------------      ---------------             ----------
     (Signature)                 (City, State)               (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                   FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 93

Form 13F Information Value Total (thousands):      $89,702

List of Other Included Managers: NONE

                         Form 13F-HR Information Table

                            TITLE OF                        VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                CLASS               CUSIP    (X$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                -----               -----    --------  -------  ---  ----  ----------  --------  ----    ------  ----
3M Company               COM                    88579Y101    1168    16263    SH            Sole                16263
Abbott Labs              COM                    002824100    1047    20468    SH            Sole                20468
ADP                      COM                    053015103    1356    28760    SH            Sole                28760
Amgen                    COM                    031162100     450     8195    SH            Sole                 8195
AutoZone Inc.            COM                    053332102    1423     4458    SH            Sole                 4458
Bank of New York         COM                    064058100     712    38320    SH            Sole                38320
BlackRock                COM                    09247X101     790     5337    SH            Sole                 5337
BLDRS  Index FDS TR      Developed Market
                          Index 100 ADR         09348r201     908    50957    SH            Sole                50957
Charles Schwab Co.       COM                    808513105     613    54402    SH            Sole                54402
ChevronTexaco            COM                    166764100    1619    17482    SH            Sole                17482
Cisco Systems            COM                    17275R102     834    53831    SH            Sole                53831
Clorox                   COM                    189054109    1136    17126    SH            Sole                17126
CME Group                COM                    12572Q105     569     2310    SH            Sole                 2310
Coach                    COM                    189754104     251     4843    SH            Sole                 4843
Coca Cola Co.            COM                    191216100    2011    29774    SH            Sole                29774
Colgate Palmolive        COM                    194162103    1285    14485    SH            Sole                14485
CoStar Group             COM                    22160N109     207     3979    SH            Sole                 3979
Dell Inc.                COM                    24702R101     640    45233    SH            Sole                45233
Diageo PLC               Sponsored ADR          25243Q205    1241    16346    SH            Sole                16346
Disney (Walt)            COM                    254687106     784    25984    SH            Sole                25984
Eaton Vance              COM                    278265103     209     9389    SH            Sole                 9389
eBay Inc.                COM                    278642103     938    31816    SH            Sole                31816
Ecolab                   COM                    278865100    1075    21988    SH            Sole                21988
Emerson Electric         COM                    291011104    1071    25928    SH            Sole                25928
Equifax                  COM                    294429105     280     9111    SH            Sole                 9111
Exelon Corp.             COM                    30161N101     908    21311    SH            Sole                21311
Expeditors Int'l         COM                    302130109     284     6996    SH            Sole                 6996
Exxon Mobil              COM                    30231G102    1475    20309    SH            Sole                20309
Factset Research         COM                    303075105     275     3094    SH            Sole                 3094
Federated Investors      COM                    314211103     636    36265    SH            Sole                36265
Forward Air              COM                    349853101     223     8765    SH            Sole                 8765
Franklin Resources       COM                    354613101     884     9241    SH            Sole                 9241
Google                   COM                    38259P508     962     1869    SH            Sole                 1869
Home Depot               COM                    437076102     857    26059    SH            Sole                26059
Integra Lifesciences     COM                    457985208     215     6024    SH            Sole                 6024
Intel Corp.              COM                    458140100    1083    50771    SH            Sole                50771
INVESCO Ltd.             COM                    46127U104     806    51990    SH            Sole                51990
iShares                  1-3 Year Treasury
                          Index                 464287457    1188    14042    SH            Sole                14042
iShares                  Barclays Int.
                          Gov't/Credit          464288612    8613    77478    SH            Sole                77478
iShares                  Global Timber Index    464288174     633    18466    SH            Sole                18466
iShares                  MSCI EAFE Index        464287465    4663    97591    SH            Sole                97591
iShares                  MSCI World x/U.S.      78463x848    4271   158055    SH            Sole               158055
iShares                  S&P US Preferred
                          Stock Index           464288687     209     5865    SH            Sole                 5865
iShares                  S&P 500 Index          464287200    2238    19689    SH            Sole                19689
iShares                  Dow Jones Select
                          Dividend Index        464287168    1201    24894    SH            Sole                24894
iShares                  Wilshire 4500 Index    922908652     309     6708    SH            Sole                 6708
Janus Capital            COM                    47102X105     120    19934    SH            Sole                19934
Johnson & Johnson        COM                    478160104    2015    31637    SH            Sole                31637
Kellogg                  COM                    487836108     819    15392    SH            Sole                15392
Kraft Foods              COM                    50075N104    1087    32365    SH            Sole                32365
Laboratory Corp.         COM                    50540R409     731     9247    SH            Sole                 9247
Legg Mason               COM                    524901105     413    16080    SH            Sole                16080
Lockheed Martin          COM                    539830109     833    11473    SH            Sole                11473
Marsh & McLennan         COM                    571748102     315    11862    SH            Sole                11862
Medtronic                COM                    585055106     569    17132    SH            Sole                17132
Merit Medical            COM                    589889104     191    14505    SH            Sole                14505
Mettler-Toledo           COM                    592688105     306     2187    SH            Sole                 2187
Microchip Tech.          COM                    595017104     814    26156    SH            Sole                26156
Microsoft                COM                    594918104    1199    48159    SH            Sole                48159
NIKE Inc.                COM                    654106103    1527    17860    SH            Sole                17860
Oracle Corp.             COM                    68389X105    1983    68994    SH            Sole                68994
Orbotech Ltd Ord         COM                    m75253100     123    12691    SH            Sole                12691
Paychex                  COM                    704326107     877    33253    SH            Sole                33253
PepsiCo Inc.             COM                    713448108    1680    27142    SH            Sole                27142
Plum Creek Timber        COM                    729251108     518    14921    SH            Sole                14921
PNC Financial            COM                    693475105     466     9665    SH            Sole                 9665
Potlatch                 COM                    737630103     560    17757    SH            Sole                17757
PPG Industries           COM                    693506107     555     7855    SH            Sole                 7855
Procter & Gamble         COM                    742718109    1712    27097    SH            Sole                27097
ProShares                Ultra Short 20+ Year
                          Treasuries            74347R297     791    40715    SH            Sole                40715
Ramtron Intl Corp        COM                    751907304      39    20000    SH            Sole                20000
Rayonier                 COM                    754907103     602    16363    SH            Sole                16363
Schwab                   International Equity   808524805     748    32450    SH            Sole                32450
Schwab                   U.S. Large Cap         808524201     413    15365    SH            Sole                15365
SEI Investments          COM                    784117103     198    12847    SH            Sole                12847
Sherwin Williams         COM                    824348106     976    13136    SH            Sole                13136
SPDR Index SHS FDS       DJ Wilshire REIT       78464A607    2318    41018    SH            Sole                41018
Stanley Black & Decker   COM                    854616109     902    18361    SH            Sole                18361
Starbucks                COM                    855244109     622    16680    SH            Sole                16680
State Street             COM                    857477103     375    11662    SH            Sole                11662
Sysco Foods              COM                    871829107     823    31775    SH            Sole                31775
T. Rowe Price            COM                    74144T108     284     5948    SH            Sole                 5948
Texas Instruments        COM                    882508104     684    25661    SH            Sole                25661
Time Warner Inc.         COM                    887317105     454    15149    SH            Sole                15149
Unilever PLC             COM                    904767704    1109    35559    SH            Sole                35559
United Parcel Service    COM                    911312106    1091    17282    SH            Sole                17282
US Bancorp               COM                    902973106     222     9446    SH            Sole                 9446
Vishay Precision         COM                    92835k103     238    18068    SH            Sole                18068
Wal-Mart Stores          COM                    931142103     965    18585    SH            Sole                18585
Waters                   COM                    941848103     364     4820    SH            Sole                 4820
Wells Fargo              COM                    949746101     617    25586    SH            Sole                25586
Western Union            COM                    959802109     668    43678    SH            Sole                43678
World Fuel Services      COM                    981475106     236     7240    SH            Sole                 7240